Consolidated Statement of Changes in Equity - USD ($)	Common stock	Treasury shares	Share Premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 4,411		$ 54,335,881	$ (7,557,999)	$ (39,182,625)	$ 7,599,668
Balance (in Shares) at Dec. 31, 2022	44,120,174
Balance (in Shares) at Dec. 31, 2022
Net loss					(33,814,719)	(33,814,719)
Stock-based awards			1,983,760			1,983,760
Exercise of share-based awards	$ 9		8,116			8,125
Exercise of share-based awards (in Shares)	89,482
Exercise of PFG warrant	$ 15		(15)
Exercise of PFG warrant (in Shares)	146,671
Issuance of common stock upon reverse recapitalization, net of fees	$ 422		(7,204,415)			(7,203,993)
Issuance of common stock upon reverse recapitalization, net of fees (in Shares)	4,218,263
Issuance of common stock upon settlement of restricted stock units	$ 846				(846)
Issuance of common stock upon settlement of restricted stock units (in Shares)	8,461,504
Repurchase of private/public warrants and reclassification of public warrants from equity to liability			(8,662,493)		7,391,994	(1,270,499)
Balance at Dec. 31, 2023	$ 5,703		40,460,834	(7,557,999)	(65,606,196)	(32,697,658)
Balance (in Shares) at Dec. 31, 2023	57,036,094
Balance (in Shares) at Dec. 31, 2023
Net loss					(73,880,982)	(73,880,982)
Compensation of share-based awards to employees			514,956			514,956
Exercise of share-based awards	$ 119		35,145,469			35,145,588
Exercise of share-based awards (in Shares)	1,183,010
Exercise of incentive shares issued to convertible note holders	$ 384		7,566,771			7,567,155
Exercise of incentive shares issued to convertible note holders (in Shares)	3,841,195
Repurchase of public warrants			(89,970)			(89,970)
Conversion of convertible notes into shares	$ 121		1,999,879			2,000,000
Conversion of convertible notes into shares (in Shares)	1,212,120
Balance at Dec. 31, 2024	$ 6,327		85,597,939	(7,557,999)	(139,487,178)	(61,440,911)
Balance (in Shares) at Dec. 31, 2024	63,272,419
Balance (in Shares) at Dec. 31, 2024
Net loss					(41,446,038)	(41,446,038)
Compensation of share-based awards to employees			1,649,948			1,649,948
Exercise of share-based awards	$ 1,333		9,629,118			9,630,451
Exercise of share-based awards (in Shares)	13,325,869
Exercise of incentive shares issued to convertible note holders	$ 800		19,963,200			19,964,000
Exercise of incentive shares issued to convertible note holders (in Shares)	8,000,000
Reclassification to equity on expiration of embedded features			2,533,937			2,533,937
Repurchase of shares		$ (367,632)				(367,632)
Repurchase of shares (in Shares)		132,524
Conversion of convertible notes into shares	$ 134		2,220,297			2,220,431
Conversion of convertible notes into shares (in Shares)	1,345,714
Exercise of employee share options	$ 10		167,920			167,930
Exercise of employee share options (in Shares)	98,724
Balance at Dec. 31, 2025	$ 8,604	$ (367,632)	$ 121,762,359	$ (7,557,999)	$ (180,933,216)	$ (67,087,884)
Balance (in Shares) at Dec. 31, 2025	86,042,726
Balance (in Shares) at Dec. 31, 2025		132,524